Bank Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bank Loans [Abstract]
Interest expense for above short term bank	$ 125,910	$ 149,060	$ 144,080
Fixed interest rate	3.10%	3.90%	4.10%